Commitments	12 Months Ended
Sep. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments

9.

     Commitments

Selexis Commercial License Agreements

In April 2013, the Company entered into commercial license agreements with Selexis for each of the ONS-3010, ONS-1045 and ONS-1050 biosimilar product candidates (which agreements were subsequently amended on May 21, 2014). Under the terms of each commercial license agreement, the Company acquired a non-exclusive worldwide license under the Selexis Technology to use the applicable Selexis expression technology along with the resulting Selexis materials/ cell lines, each developed under the research license, to manufacture and commercialize licensed and final products, with a limited right to sublicense.

The Company paid an upfront licensing fee to Selexis for each commercial license and also agreed to pay a fixed milestone payment for each licensed product. In addition, the Company is required to pay a low single-digit royalty on a final product-by-final product and country-by-country basis, based on worldwide net sales of such final products by the Company or any of the Company’s affiliates or sublicensees during the royalty term. The royalty term for each final product in each country is the period commencing from the first commercial sale of the applicable final product in the applicable country and ending on the expiration of the specified patent coverage. At any time during the term, the Company has the right to terminate its royalty payment obligation by providing written notice to Selexis and paying Selexis a royalty termination fee.

Each of the Company’s commercial agreements with Selexis will expire upon the expiration of all applicable Selexis patent rights. Either party may terminate the related agreement in the event of an uncured material breach by the other party or in the event the other party becomes subject to specified bankruptcy, winding up or similar circumstances. Either party may also terminate the related agreement under designated circumstances if the Selexis Technology infringes third-party intellectual property rights. In addition, the Company has the right to terminate each of the commercial agreements at any time at its convenience; however, with respect to the agreements relating to ONS-3010 and ONS-1045, this right is subject to the licensee’s consent pursuant to a corresponding letter the Company executed in conjunction with the standby agreement entered into between Selexis and Liomont in November 2014.

The standby agreement permits Liomont to assume the license under the applicable commercial agreement for Mexico upon specified triggering events involving our bankruptcy, insolvency or similar circumstances.

Technology License

The Company entered into a technology license agreement that will require milestone payments of  $376,000 (based on an exchange rate on September 30, 2016 for converting Swiss Francs to U.S. dollars) to the licensor by the Company upon achievement of certain clinical milestones and pay a single digit royalty on net sales by the Company utilizing such technology. The Company also has the contractual right to buy out the royalty payments at a future date.

Leases

In July 2016, the Company entered into a fifth amendment to its lease agreement for its office and operating space which, as amended, has a term ending in June 2021. Additionally, in August 2015, the Company entered into a lease for approximately 82,000 square feet of office and laboratory space in Cranbury, New Jersey, with lease payments that commenced in March 2016 and expire in March 2026. Rent expense under the leases was $1,619,019 and $720,875, respectively for the years ended September 30, 2016 and 2015, respectively. The Company recognizes rent expense on a straight-line basis over the lease period and has accrued for rent expense incurred but not yet paid. Landlord allowances for tenant improvements are deferred and recognized as a reduction to rent expense on a straight line basis and over the remaining lease term.

Future minimum rental payments under noncancelable operating leases at September 30, 2016 are as follows:

2017	$1,551,513
2018	1,735,263
2019	1,753,323
2020	1,771,545
2021	1,596,976
Thereafter	3,541,990
$11,950,610

Employment Benefit Plan

The Company maintains a defined contribution 401(k) plan in which employees may contribute up to 100% of their salary and bonus, subject to statutory maximum contribution amounts. The Company matches 100% of the first 3% of employee contributions. The Company assumes all administrative costs of the Plan. For the years ended September 30, 2016 and 2015, the expense relating to the matching contribution was $191,097 and $131,385, respectively.